Financial Risk Management - Schedule of Level in Fair Value Hierarchy (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule of Level in Fair Value Hierarchy [Line Items]
Digital assets	$ 379,920,883	$ 221,162,809
Digital assets receivables	20,973
Listed equity securities	81,163,900	13,538,564
Listed futures contracts	(1,679,636)	1,005
Unlisted equity securities	100,000	240,001
Investments in funds		79
Digital assets payable	(135,267,935)	(138,224,157)
Digital assets payable – related party	(38,721,758)	(10,702,814)
Payable to Client	(240,280,513)	(53,141,585)
Payable to client – related party	(1,411,323)	(691,588)
Total	43,844,591	32,182,314
Level 1 [Member]
Schedule of Level in Fair Value Hierarchy [Line Items]
Digital assets	379,920,883	221,162,809
Digital assets receivables
Listed equity securities	81,163,900	13,538,564
Listed futures contracts	(1,679,636)	1,005
Unlisted equity securities
Investments in funds		79
Digital assets payable
Digital assets payable – related party
Payable to Client	(240,280,513)	(53,141,585)
Payable to client – related party	(1,411,323)	(691,588)
Total	217,713,311	180,869,284
Level 2 [Member]
Schedule of Level in Fair Value Hierarchy [Line Items]
Digital assets
Digital assets receivables	20,973
Listed equity securities
Listed futures contracts
Unlisted equity securities
Investments in funds
Digital assets payable
Digital assets payable – related party
Payable to Client
Payable to client – related party
Total	20,973
Level 3 [Member]
Schedule of Level in Fair Value Hierarchy [Line Items]
Digital assets
Digital assets receivables
Listed equity securities
Listed futures contracts
Unlisted equity securities	100,000	240,001
Investments in funds
Digital assets payable	(135,267,935)	(138,224,157)
Digital assets payable – related party	(38,721,758)	(10,702,814)
Payable to Client
Payable to client – related party
Total	$ (173,889,693)	$ (148,686,970)